CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tangible fixed assets
Land and buildings	$ 7,098	$ 8,127
Vessels and capitalized dry-docking	1,722,465	1,674,795
Prepayments on vessels	12,024	95,003
Other plant and operating equipment	6,847	4,256
Total tangible fixed assets	1,748,434	1,782,181
Financial assets
Investments in joint ventures	1,588	1,169
Loan receivables	4,617	4,617
Deferred tax asset	344
Other investments	1	1
Total financial assets	6,550	5,787
Total non-current assets	1,754,984	1,787,968
CURRENT ASSETS
Bunkers	22,459	34,837
Freight receivables	58,574	89,830
Other receivables	24,881	6,168
Prepayments	2,181	3,468
Cash and cash equivalents, including restricted cash as of 31 December	135,564	72,483
Current assets, excluding assets held for sale	243,659	206,786
Assets held for sale		9,127
Total current assets	243,659	215,913
TOTAL ASSETS	1,998,643	2,003,881
EQUITY
Common shares	748	747
Share premium	102,044	101,289
Treasury shares	(4,235)	(2,887)
Hedging reserves	(20,681)	(11,751)
Translation reserves	346	330
Retained profit	939,247	919,959
Total equity	1,017,469	1,007,687
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	44,923	44,901
Borrowings	739,543	756,352
Total non-current liabilities	784,466	801,253
CURRENT LIABILITIES
Borrowings	102,858	99,025
Trade payables	14,350	47,120
Current tax liabilities	1,418	1,476
Other liabilities	59,782	47,316
Provisions	18,300
Deferred income		4
Total current liabilities	196,708	194,941
Total liabilities	981,174	996,194
TOTAL EQUITY AND LIABILITIES	$ 1,998,643	$ 2,003,881